DESCRIPTION OF PLAN (Details) - EBP 016	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) transfer distribution	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
EBP, Description of Plan [Line Items]
Amount of compensation eligible to contribute to plan, percent	40.00%	80.00%
Amount of compensation eligible to contribute to plan, increment level, percent	1.00%	1.00%
Automatic enrollment period	45 days	45 days
Initial pre-tax eligible contribution, percentage	6.00%	4.00%
Automatic increase		1.00%
Company matching percentage		100.00%
Maximum eligible compensation match		4.00%
Retirement age		55 years	55 years
Forfeitures			$ 2,745,064	$ 1,885,011
Unallocated forfeitures		$ 3,518,419	$ 3,518,419	869,735
Participant account, vesting percentage			100.00%
Vesting rate per year, percentage	20.00%
Vesting service period	5 years
Cliff vest period	3 years	2 years
Amount of total contribution invested in Plan funds, increment level, percentage			1.00%
Amount of total contribution invested in Plan funds, transfer increment level, percentage			1.00%
Maximum number of transfers per quarter | transfer			6
Borrowing rate over the Prime Rate			1.00%
Maximum borrowing amount of vested account balance, percent		50.00%	50.00%
Maximum borrowing amount of vested account balance, amount		$ 50,000	$ 50,000
Partial distributions, allowable per month | distribution			1
Partial distributions, minimum amount	$ 100	$ 1,000
Minimum vested account balance distribution, amount			$ 7,000
Hardship withdrawal, minimum amount			$ 1,000
Hardship withdrawal, maximum amount of participant vested account			100.00%
EBP, Participant Contribution, Pre Tax, Automatic Increase, Maximum, Percentage		10.00%
Net assets available for benefits	$ 389,046,495	$ 7,358,592,235	$ 7,358,592,235	$ 3,563,947,653	$ 2,994,533,624
EBP, Participant Contribution, Pre Tax, Automatic Increase, Maximum, Percentage		10.00%
Minimum
EBP, Description of Plan [Line Items]
General loan borrowing term			1 year
Maximum
EBP, Description of Plan [Line Items]
General loan borrowing term			4 years